Business Acquisitions and Divestitures - Schedule of Financial Information of Discontinued Operations and Assets Held for Sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of discontinued operations, net of tax	$ 0	$ 0	$ 391,000,000
Income from discontinued operations	0	0	415,000,000
Less: Net loss attributable to non-controlling interests from discontinued operations	0	0	(2,000,000)
Income from discontinued operations attributable to IGT PLC	$ 0	$ 0	417,000,000
Discontinued Operations, Disposed of by Sale | Italian B2C Gaming Machine
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue			74,000,000
Operating income			24,000,000
Income from discontinued operations before benefit from income taxes			23,000,000
Benefit from income taxes on discontinued operations			(1,000,000)
Gain on sale of discontinued operations before provision for income taxes			396,000,000
Provision for income taxes on sale of discontinued operations			5,000,000
Gain on sale of discontinued operations, net of tax			391,000,000
Income from discontinued operations			415,000,000
Less: Net loss attributable to non-controlling interests from discontinued operations			(2,000,000)
Income from discontinued operations attributable to IGT PLC			417,000,000
Depreciation and amortization			$ 0